Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 156	$ 1,028	$ 600	$ (422)
Adjustments to net income (loss)
Net realized investment (gains) losses, net of other-than-temporary impairment losses	603	(678)	(319)	1,676
Interest credited to policyholder account values	806	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(494)	(604)	(470)	(604)	[1]
Amortization of deferred policy acquisition costs	132	374	575	65
Amortization and depreciation	72	77	80	48
Deferred tax expense (benefit)		346	243	(482)
Changes in:
Policy liabilities	(279)	(475)	(548)	(608)
Derivatives, net	(100)	(483)	(490)	(364)
Other, net	(90)	88	(84)	(265)
Net cash provided by operating activities	806	740	625	77
Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	2,081	3,689	2,909	2,705
Proceeds from sales of available-for-sale securities	480	1,091	796	1,585
Purchases of available-for-sale securities	(4,155)	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	632	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,120)	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	(158)	654	98	(61)
Collateral (paid) received, net	233	(637)	(208)	359
Other, net	(76)	42	(12)	104
Net cash used in investing activities	(2,083)	(2,505)	(1,650)	(1,111)
Cash flows from financing activities
Net change in short-term debt	(64)	(22)	(477)	477
Proceeds from issuance of long-term debt		2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.			(40)
Repayments of long-term debt		(299)
Investment and universal life insurance product deposits	4,392	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(3,045)	(4,034)	(4,063)	(5,024)
Other, net	(24)	(22)	39	(34)
Net cash provided by financing activities	1,259	1,764	1,038	746
Net (decrease) increase in cash and cash equivalents	(18)	(1)	13	(288)
Cash and cash equivalents, beginning of period	61	62	49	337
Cash and cash equivalents, end of period	$ 43	$ 61	$ 62	$ 49

[1]	The balances reflect a change in accounting principle, as described in Note 2.